DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.8%
Communication Services
— 17.6%
Alphabet, Inc., Class A
4,630 782,238
Alphabet, Inc., Class C
3,796 647,180
Electronic Arts, Inc.
107 17,513
Meta Platforms, Inc., Class A
2,361 1,355,970
Take-Two Interactive Software,
Inc. *
89 16,766
(Cost $2,393,676)
2,819,667
Consumer Discretionary
— 13.6%
Caesars Entertainment, Inc. *
128 4,927
Carnival Corp. *
789 20,064
Chipotle Mexican Grill, Inc. *
1,480 91,050
D.R. Horton, Inc.
317 53,503
Deckers Outdoor Corp. *
168 32,921
Expedia Group, Inc. *
128 23,631
Hilton Worldwide Holdings, Inc.
266 67,415
Home Depot, Inc.
397 170,365
Las Vegas Sands Corp.
233 12,363
Lululemon Athletica, Inc. *
126 40,403
Marriott International, Inc.,
Class A
254 73,429
McDonald's Corp.
341 100,939
MGM Resorts International *
188 7,208
NIKE, Inc., Class B
558 43,954
Norwegian Cruise Line Holdings
Ltd. *
493 13,257
Pool Corp.
22 8,296
PulteGroup, Inc.
224 30,300
Ralph Lauren Corp.
21 4,859
Ross Stores, Inc.
350 54,205
Royal Caribbean Cruises Ltd.
256 62,479
Starbucks Corp.
722 73,976
Tesla, Inc. *
2,998 1,034,790
TJX Cos., Inc.
799 100,426
Tractor Supply Co.
47 13,333
Ulta Beauty, Inc. *
36 13,919
Wynn Resorts Ltd.
96 9,060
Yum! Brands, Inc.
140 19,452
(Cost $1,635,410)
2,180,524
Consumer Staples — 4.1%
Coca-Cola Co.
1,635 104,771
Colgate-Palmolive Co.
344 33,241
Costco Wholesale Corp.
201 195,348
Hershey Co.
57 10,039
Lamb Weston Holdings, Inc.
97 7,492
Mondelez International, Inc.,
Class A
606 39,360
PepsiCo, Inc.
534 87,282
Procter & Gamble Co.
992 177,826
Number
of Shares Value $
(Cost $595,143)
655,359
Energy — 1.9%
APA Corp.
407 9,219
Coterra Energy, Inc.
546 14,589
Diamondback Energy, Inc.
207 36,761
EOG Resources, Inc.
406 54,104
Hess Corp.
299 44,007
Marathon Petroleum Corp.
193 30,137
ONEOK, Inc.
394 44,758
Targa Resources Corp.
237 48,419
Williams Cos., Inc.
513 30,021
(Cost $274,413)
312,015
Financials — 7.5%
American Express Co.
420 127,966
Aon PLC, Class A
120 46,985
Arch Capital Group Ltd.
413 41,597
Arthur J Gallagher & Co.
124 38,718
Cboe Global Markets, Inc.
73 15,757
FactSet Research Systems, Inc.
17 8,341
Marsh & McLennan Cos., Inc.
277 64,605
Mastercard, Inc., Class A
642 342,147
Moody's Corp.
79 39,498
MSCI, Inc.
49 29,872
S&P Global, Inc.
152 79,422
Visa, Inc., Class A
1,191 375,260
(Cost $1,005,116)
1,210,168
Health Care — 9.2%
AbbVie, Inc.
706 129,149
Boston Scientific Corp. *
875 79,327
DaVita, Inc. *
29 4,819
Dexcom, Inc. *
268 20,901
Edwards Lifesciences Corp. *
249 17,766
Eli Lilly & Co.
852 677,638
IDEXX Laboratories, Inc. *
48 20,244
Merck & Co., Inc.
1,096 111,397
Mettler-Toledo International,
Inc. *
8 10,010
Regeneron Pharmaceuticals,
Inc. *
68 51,015
STERIS PLC
62 13,582
Stryker Corp.
237 92,940
UnitedHealth Group, Inc.
379 231,266
Waters Corp. *
24 9,233
(Cost $1,330,171)
1,469,287
Industrials — 9.1%
Allegion PLC
34 4,789
AMETEK, Inc.
120 23,326
Automatic Data Processing, Inc.
172 52,792
Broadridge Financial Solutions,
Inc.
68 16,049
Carrier Global Corp.
445 34,430

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Caterpillar, Inc.
303 123,051
Cintas Corp.
203 45,835
CSX Corp.
1,048 38,304
Dayforce, Inc. *
86 6,879
Deere & Co.
158 73,612
Delta Air Lines, Inc.
398 25,400
Eaton Corp. PLC
268 100,613
GE Aerospace
504 91,809
Hubbell, Inc.
26 11,962
Illinois Tool Works, Inc.
133 36,910
Ingersoll Rand, Inc.
345 35,939
Otis Worldwide Corp.
160 16,477
PACCAR, Inc.
403 47,151
Parker-Hannifin Corp.
108 75,913
Paychex, Inc.
139 20,332
Pentair PLC
117 12,752
Quanta Services, Inc.
112 38,586
Republic Services, Inc.
129 28,161
Rockwell Automation, Inc.
61 18,004
Trane Technologies PLC
168 69,925
Uber Technologies, Inc. *
2,270 163,349
Union Pacific Corp.
296 72,419
United Rentals, Inc.
71 61,486
Verisk Analytics, Inc.
82 24,125
W.W. Grainger, Inc.
36 43,392
Waste Management, Inc.
186 42,449
(Cost $1,229,226)
1,456,221
Information Technology
— 34.1%
Accenture PLC, Class A
365 132,265
Adobe, Inc. *
480 247,646
Advanced Micro Devices, Inc. *
1,749 239,919
Akamai Technologies, Inc. *
71 6,675
Apple, Inc.
5,928 1,406,892
Autodesk, Inc. *
124 36,196
KLA Corp.
145 93,819
Lam Research Corp.
1,408 104,023
Microsoft Corp.
3,267 1,383,444
NVIDIA Corp.
9,738 1,346,279
Number
of Shares Value $
ON Semiconductor Corp. *
209 14,864
QUALCOMM, Inc.
625 99,081
Salesforce, Inc.
1,047 345,500
TE Connectivity PLC
121 18,286
(Cost $4,324,172)
5,474,889
Materials — 1.6%
CF Industries Holdings, Inc.
104 9,325
Ecolab, Inc.
140 34,828
Freeport-McMoRan, Inc.
793 35,050
Linde PLC
270 124,467
Sherwin-Williams Co.
125 49,675
(Cost $224,201)
253,345
Real Estate — 1.1%
American Tower Corp. REIT
207 43,263
CoStar Group, Inc. *
196 15,943
Digital Realty Trust, Inc. REIT
135 26,418
Equinix, Inc. REIT
48 47,111
Host Hotels & Resorts, Inc. REIT
427 7,865
Iron Mountain, Inc. REIT
162 20,035
SBA Communications Corp.
REIT
47 10,634
(Cost $149,162)
171,269
TOTAL COMMON STOCKS
(Cost $13,160,690)
16,002,744
EXCHANGE-TRADED FUNDS
— 0.0%
SPDR Portfolio S&P 500 Growth
ETF
(Cost $11,234)
150 13,104
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $11,204)
11,204 11,204
TOTAL INVESTMENTS — 99.9%
(Cost $13,183,128)
16,027,052
Other assets and liabilities,
net — 0.1%
8,394
NET ASSETS — 100.0%
16,035,446

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Growth ESG ETF
(Continued)
November 30, 2024 (Unaudited)
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPG-PH1
R-089711-2 (5/25) DBX006037 (5/25)
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
5,966 34,203 (28,965) — — 75 — 11,204 11,204
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 16,002,744 $ — $ — $ 16,002,744
Exchange-Traded Funds
13,104 — — 13,104
Short-Term Investments (a)
11,204 — — 11,204
TOTAL
$ 16,027,052 $ — $ — $ 16,027,052
(a)
See Schedule of Investments for additional detailed categorizations.